Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Components of Inventories

The components of inventories as of December 31 were as follows (in millions of dollars):

	2013	2012
Finished products, including service parts	$3,830	$3,255
Work in process	1,846	1,560
Raw materials and manufacturing supplies	213	183

Total	$5,889	$4,998